Fair Value Disclosures - Assets and Liabilities (Details) - Recurring basis - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Level 1
Financial Assets
Financial assets	$ 20.2	$ 11.2
Financial Liabilities
Financial liabilities	7.8	6.8
Level 1 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | U.S. corporate
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Foreign corporate
Financial Assets
Financial assets	0.0	0.0
Level 1 | Short-term investments
Financial Assets
Financial assets	12.0	4.2
Level 1 | Cash equivalents
Financial Assets
Financial assets	0.4	0.2
Level 1 | Assets held in separate accounts
Financial Assets
Financial assets	7.8	6.8
Level 2
Financial Assets
Financial assets	36.9	47.3
Financial Liabilities
Financial liabilities	4.1	4.7
Level 2 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.9	0.9
Level 2 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Financial assets	0.6	2.1
Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.6	0.4
Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Financial assets	2.0	0.7
Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	4.5	1.2
Level 2 | Fixed maturity securities | U.S. corporate
Financial Assets
Financial assets	18.0	30.0
Level 2 | Fixed maturity securities | Foreign corporate
Financial Assets
Financial assets	6.2	7.3
Level 2 | Short-term investments
Financial Assets
Financial assets	0.0	0.0
Level 2 | Cash equivalents
Financial Assets
Financial assets	0.0	0.0
Level 2 | Assets held in separate accounts
Financial Assets
Financial assets	4.1	4.7
Level 3
Financial Assets
Financial assets	0.0	0.0
Financial Liabilities
Financial liabilities	0.0	0.0
Level 3 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | U.S. corporate
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Foreign corporate
Financial Assets
Financial assets	0.0	0.0
Level 3 | Short-term investments
Financial Assets
Financial assets	0.0	0.0
Level 3 | Cash equivalents
Financial Assets
Financial assets	0.0	0.0
Level 3 | Assets held in separate accounts
Financial Assets
Financial assets	0.0	0.0
Total
Financial Assets
Financial assets	57.1	58.5
Financial Liabilities
Financial liabilities	11.9	11.5
Total | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.9	0.9
Total | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Financial assets	0.6	2.1
Total | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.6	0.4
Total | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Financial assets	2.0	0.7
Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	4.5	1.2
Total | Fixed maturity securities | U.S. corporate
Financial Assets
Financial assets	18.0	30.0
Total | Fixed maturity securities | Foreign corporate
Financial Assets
Financial assets	6.2	7.3
Total | Short-term investments
Financial Assets
Financial assets	12.0	4.2
Total | Cash equivalents
Financial Assets
Financial assets	0.4	0.2
Total | Assets held in separate accounts
Financial Assets
Financial assets	$ 11.9	$ 11.5